Equity Incentive Schemes and Stock Compensation Charges - Schedule of Weighted Average Fair Values and Assumptions Used (Details) - Employee Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value (USD per share)	$ 64.42	$ 115.76	$ 85.12
Assumptions:
Expected volatility (in percent)	35.00%	36.00%	33.00%
Dividend yield (in percent)	0.00%	0.00%	0.00%
Risk free interest rate (in percent)	4.00%	4.20%	4.18%
Expected life (in years)	4 years 4 months 24 days	4 years 3 months 18 days	5 years